UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Profile Funds (Formerly Great-West Profile Funds)
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Empower Conservative Profile Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
Conservative
For the twelve-month period ended December 31, 2022, the Empower Conservative Profile Fund (Investor Class shares) returned -9.93%, relative to a -19.04% return for the Wilshire 5000 Index, a -13.01% return for the Bloomberg U.S. Aggregate Bond Index and a -11.64% return for its composite benchmark, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. Tilts toward small-cap and value equity was additive to performance, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
30,000
20,000
10,000
0
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2013	10,767.70	10,664.80	13,306.12	9,797.63
2014	11,311.95	11,333.98	14,997.55	10,382.13
2015	11,204.97	11,445.77	15,097.42	10,439.22
2016	11,906.40	11,981.80	17,115.99	10,715.60
2017	12,786.29	12,867.30	20,708.61	11,095.13
2018	12,383.52	12,669.66	19,618.13	11,096.39
2019	13,812.58	14,325.40	25,703.49	12,063.63
2020	14,946.59	15,503.62	31,054.75	12,969.20
2021	15,895.70	16,504.43	39,345.08	12,769.21
2022	14,316.85	14,583.45	31,853.53	11,107.92

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-9.65%	2.62%	3.25%
Investor Class	-9.93%	2.29%	3.65%
Class L	-10.15%	2.04%	3.39%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.28%
Fixed Interest Contract	22.58
Large Cap Equity	8.79
International Equity	8.35
Real Estate Equity	5.02
Mid Cap Equity	4.78
Small Cap Equity	3.20
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 1,006.82	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.19
Investor Class
Actual	$1,000.00	$ 1,005.49	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.97
Class L
Actual	$1,000.00	$1,004.10	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderately Conservative Profile Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
Moderately Conservative
For the twelve-month period ended December 31, 2022, the Empower Moderately Conservative Profile Fund (Investor Class shares) returned -10.82%, relative to a -19.04% return for the Wilshire 5000 Index, a -13.01% return for the Bloomberg U.S. Aggregate Bond Index and a -12.85% return for its composite benchmark, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. Tilts toward small-cap and value equity was additive to performance, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
30,000
20,000
10,000
0
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2013	11,203.06	11,121.17	13,306.12	9,797.63
2014	11,852.18	11,879.22	14,997.55	10,382.13
2015	11,755.22	11,992.04	15,097.42	10,439.22
2016	12,623.93	12,695.67	17,115.99	10,715.60
2017	13,895.15	14,003.17	20,708.61	11,095.13
2018	13,237.91	13,611.00	19,618.13	11,096.39
2019	15,150.79	15,818.43	25,703.49	12,063.63
2020	16,600.72	17,416.18	31,054.75	12,969.20
2021	18,116.37	19,098.38	39,345.08	12,769.21
2022	16,156.93	16,644.43	31,853.53	11,107.92

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-10.48%	3.43%	4.20%
Investor Class	-10.82%	3.06%	4.91%
Class L	-11.01%	2.80%	4.63%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.91%
Fixed Interest Contract	22.02
Large Cap Equity	14.21
International Equity	13.50
Mid Cap Equity	7.70
Small Cap Equity	5.15
Real Estate Equity	4.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 1,015.27	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.45
Investor Class
Actual	$1,000.00	$1,013.70	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
Class L
Actual	$1,000.00	$ 1,012.31	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.50
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderate Profile Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
Moderate
For the twelve-month period ended December 31, 2022, the Empower Moderate Profile Fund (Investor Class shares) returned -12.02%, relative to a -19.04% return for the Wilshire 5000 Index, a -13.01% return for the Bloomberg U.S. Aggregate Bond Index and a -14.11% return for its composite benchmark, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. Tilts toward small-cap and value equity was additive to performance, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
30,000
20,000
10,000
0
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2013	11,629.40	11,592.70	13,306.12	9,797.63
2014	12,378.74	12,438.30	14,997.55	10,382.13
2015	12,297.78	12,546.98	15,097.42	10,439.22
2016	13,324.65	13,428.76	17,115.99	10,715.60
2017	15,048.86	15,212.58	20,708.61	11,095.13
2018	14,100.78	14,589.42	19,618.13	11,096.39
2019	16,571.23	17,421.99	25,703.49	12,063.63
2020	18,435.50	19,483.30	31,054.75	12,969.20
2021	20,644.07	22,005.43	39,345.08	12,769.21
2022	18,162.34	18,900.76	31,853.53	11,107.92

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-11.56%	4.22%	5.14%
Investor Class	-12.02%	3.83%	6.15%
Class L	-12.16%	3.60%	5.89%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.91%
Large Cap Equity	19.63
International Equity	18.67
Fixed Interest Contract	16.02
Mid Cap Equity	10.65
Small Cap Equity	7.12
Real Estate Equity	4.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 1,024.11	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$ 1,020.81	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Class L
Actual	$1,000.00	$ 1,020.29	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.95
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderately Aggressive Profile Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
Moderately Aggressive
For the twelve-month period ended December 31, 2022, the Empower Moderately Aggressive Profile Fund (Investor Class shares) returned -13.09%, relative to a -19.04% return for the Wilshire 5000 Index, a -13.01% return for the Bloomberg U.S. Aggregate Bond Index and a -15.22% return for its composite benchmark, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. Tilts toward small-cap and value equity was additive to performance, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
30,000
20,000
10,000
0
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2013	12,043.63	12,016.24	13,306.12	9,797.63
2014	12,893.84	12,950.59	14,997.55	10,382.13
2015	12,810.73	13,049.87	15,097.42	10,439.22
2016	13,993.16	14,098.20	17,115.99	10,715.60
2017	16,150.91	16,344.67	20,708.61	11,095.13
2018	14,920.21	15,488.28	19,618.13	11,096.39
2019	17,956.47	18,928.25	25,703.49	12,063.63
2020	20,066.36	21,432.88	31,054.75	12,969.20
2021	22,925.81	24,823.61	39,345.08	12,769.21
2022	19,924.44	21,044.51	31,853.53	11,107.92

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure.  See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-12.77%	4.64%	5.80%
Investor Class	-13.09%	4.29%	7.14%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.38%
International Equity	23.12
Bond	17.91
Mid Cap Equity	13.22
Fixed Interest Contract	8.99
Small Cap Equity	8.87
Real Estate Equity	3.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 1,030.26	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.41
Investor Class
Actual	$1,000.00	$ 1,028.23	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class shares and 1.02% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Aggressive Profile Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
Aggressive
For the twelve-month period ended December 31, 2022, the Empower Aggressive Profile Fund (Investor Class shares) returned -15.17%, relative to a -19.04% return for the Wilshire 5000 Index, a -13.01% return for the Bloomberg U.S. Aggregate Bond Index and a -17.69% return for its composite benchmark, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. Tilts toward small-cap and value equity was additive to performance, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
30,000
20,000
10,000
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2013	12,906.91	12,933.44	13,306.12	10,121.58
2014	13,983.90	14,043.41	14,997.55	13,360.35
2015	13,894.60	14,111.60	15,097.42	13,958.88
2016	15,428.56	15,525.06	17,115.99	14,890.87
2017	18,609.93	18,866.21	20,708.61	15,451.28
2018	16,672.64	17,421.37	19,618.13	14,799.39
2019	21,024.20	22,314.00	25,703.49	18,218.57
2020	23,545.00	25,805.38	31,054.75	16,178.48
2021	28,133.92	31,507.45	39,345.08	23,606.53
2022	23,867.14	25,933.75	31,853.53	17,477.97

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure.  See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-14.81%	5.46%	7.11%
Investor Class	-15.17%	5.10%	9.09%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.96%
International Equity	32.27
Mid Cap Equity	18.44
Small Cap Equity	12.33
Real Estate Equity	3.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 1,043.92	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.13
Investor Class
Actual	$1,000.00	$ 1,041.46	$5.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.90
* Expenses are equal to the Fund's annualized expense ratio of 0.81% for the Institutional Class shares and 1.16% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
6,787,529	Empower Core Bond Fund Institutional Class(a)	$ 56,879,489
10,271,830	Empower Global Bond Fund Institutional Class(a)	76,011,538
3,777,842	Empower High Yield Bond Fund Institutional Class(a)	33,962,801
4,303,193	Empower Inflation-Protected Securities Fund Institutional Class(a)	38,083,261
9,320,101	Empower Multi-Sector Bond Fund Institutional Class(a)	74,654,012
8,215,146	Empower Short Duration Bond Fund Institutional Class(a)	76,318,707
6,924,336	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	56,779,554

TOTAL BOND MUTUAL FUNDS — 47.30% (Cost $476,002,052)		$412,689,362
EQUITY MUTUAL FUNDS
2,050,884	Empower Emerging Markets Equity Fund Institutional Class(a)	16,119,948
2,045,546	Empower International Growth Fund Institutional Class(a)	16,180,272
5,415,104	Empower International Value Fund Institutional Class(a)	40,559,128
2,795,746	Empower Large Cap Growth Fund Institutional Class(a)	21,890,694
8,075,806	Empower Large Cap Value Fund Institutional Class(a)	54,834,722
4,051,281	Empower Mid Cap Value Fund Institutional Class(a)	29,736,401
Shares		Fair Value
Equity Mutual Funds — (continued)
5,700,525	Empower Real Estate Index Fund Institutional Class(a)	$ 43,837,040
876,869	Empower Small Cap Growth Fund Institutional Class(a)	8,014,582
3,026,268	Empower Small Cap Value Fund Institutional Class(a)	19,912,844
2,027,865	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,923,844

TOTAL EQUITY MUTUAL FUNDS — 30.14% (Cost $296,606,746)		$263,009,475
Account Balance
FIXED INTEREST CONTRACT
197,079,969 (b)	Empower of America Contract(a) 1.50%(c)	197,079,969

TOTAL FIXED INTEREST CONTRACT — 22.59% (Cost $197,079,969)		$197,079,969
TOTAL INVESTMENTS — 100.03% (Cost $969,688,767)		$872,778,806
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (270,405)
TOTAL NET ASSETS — 100.00%		$872,508,401

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
3,119,641	Empower Core Bond Fund Institutional Class(a)	$ 26,142,591
4,730,688	Empower Global Bond Fund Institutional Class(a)	35,007,090
1,732,266	Empower High Yield Bond Fund Institutional Class(a)	15,573,071
1,980,479	Empower Inflation-Protected Securities Fund Institutional Class(a)	17,527,241
4,280,748	Empower Multi-Sector Bond Fund Institutional Class(a)	34,288,794
1,404,928	Empower Short Duration Bond Fund Institutional Class(a)	13,051,780
3,186,668	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	26,130,676

TOTAL BOND MUTUAL FUNDS — 32.92% (Cost $195,058,337)		$167,721,243
EQUITY MUTUAL FUNDS
1,939,968	Empower Emerging Markets Equity Fund Institutional Class(a)	15,248,148
1,933,500	Empower International Growth Fund Institutional Class(a)	15,293,985
5,108,741	Empower International Value Fund Institutional Class(a)	38,264,470
2,640,935	Empower Large Cap Growth Fund Institutional Class(a)	20,678,524
7,616,867	Empower Large Cap Value Fund Institutional Class(a)	51,718,524
3,820,980	Empower Mid Cap Value Fund Institutional Class(a)	28,045,997
Shares		Fair Value
Equity Mutual Funds — (continued)
2,986,863	Empower Real Estate Index Fund Institutional Class(a)	$ 22,968,981
822,407	Empower Small Cap Growth Fund Institutional Class(a)	7,516,796
2,845,838	Empower Small Cap Value Fund Institutional Class(a)	18,725,611
1,910,130	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,231,567

TOTAL EQUITY MUTUAL FUNDS — 45.08% (Cost $255,982,022)		$229,692,603
Account Balance
FIXED INTEREST CONTRACT
112,232,803 (b)	Empower of America Contract(a) 1.50%(c)	112,232,803

TOTAL FIXED INTEREST CONTRACT — 22.03% (Cost $112,232,803)		$112,232,803
TOTAL INVESTMENTS — 100.03% (Cost $563,273,162)		$509,646,649
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (160,518)
TOTAL NET ASSETS — 100.00%		$509,486,131

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
6,581,391	Empower Core Bond Fund Institutional Class(a)	$ 55,152,052
9,968,345	Empower Global Bond Fund Institutional Class(a)	73,765,752
3,653,570	Empower High Yield Bond Fund Institutional Class(a)	32,845,594
4,174,985	Empower Inflation-Protected Securities Fund Institutional Class(a)	36,948,617
9,040,646	Empower Multi-Sector Bond Fund Institutional Class(a)	72,415,575
2,961,834	Empower Short Duration Bond Fund Institutional Class(a)	27,515,440
6,725,168	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	55,146,379

TOTAL BOND MUTUAL FUNDS — 23.92% (Cost $414,019,789)		$ 353,789,409
EQUITY MUTUAL FUNDS
7,807,663	Empower Emerging Markets Equity Fund Institutional Class(a)	61,368,228
7,765,013	Empower International Growth Fund Institutional Class(a)	61,421,255
20,489,217	Empower International Value Fund Institutional Class(a)	153,464,235
10,587,215	Empower Large Cap Growth Fund Institutional Class(a)	82,897,897
30,565,861	Empower Large Cap Value Fund Institutional Class(a)	207,542,196
Shares		Fair Value
Equity Mutual Funds — (continued)
15,329,289	Empower Mid Cap Value Fund Institutional Class(a)	$ 112,516,981
7,704,321	Empower Real Estate Index Fund Institutional Class(a)	59,246,226
3,294,726	Empower Small Cap Growth Fund Institutional Class(a)	30,113,799
11,410,966	Empower Small Cap Value Fund Institutional Class(a)	75,084,157
7,658,447	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	45,031,666

TOTAL EQUITY MUTUAL FUNDS — 60.09% (Cost $986,687,204)		$ 888,686,640
Account Balance
FIXED INTEREST CONTRACT
236,925,843 (b)	Empower of America Contract(a) 1.50%(c)	236,925,843

TOTAL FIXED INTEREST CONTRACT — 16.02% (Cost $236,925,843)		$ 236,925,843
TOTAL INVESTMENTS — 100.03% (Cost $1,637,632,836)		$1,479,401,892
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (505,256)
TOTAL NET ASSETS — 100.00%		$1,478,896,636

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
2,154,642	Empower Core Bond Fund Institutional Class(a)	$ 18,055,897
3,268,484	Empower Global Bond Fund Institutional Class(a)	24,186,783
1,198,299	Empower High Yield Bond Fund Institutional Class(a)	10,772,711
1,368,326	Empower Inflation-Protected Securities Fund Institutional Class(a)	12,109,685
2,963,649	Empower Multi-Sector Bond Fund Institutional Class(a)	23,738,833
2,373,177	Empower Short Duration Bond Fund Institutional Class(a)	22,046,810
2,199,334	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	18,034,538

TOTAL BOND MUTUAL FUNDS — 17.92% (Cost $149,200,495)		$128,945,257
EQUITY MUTUAL FUNDS
4,685,078	Empower Emerging Markets Equity Fund Institutional Class(a)	36,824,716
4,678,142	Empower International Growth Fund Institutional Class(a)	37,004,102
12,358,317	Empower International Value Fund Institutional Class(a)	92,563,794
6,391,200	Empower Large Cap Growth Fund Institutional Class(a)	50,043,094
18,475,045	Empower Large Cap Value Fund Institutional Class(a)	125,445,557
9,259,416	Empower Mid Cap Value Fund Institutional Class(a)	67,964,112
Shares		Fair Value
Equity Mutual Funds — (continued)
3,282,332	Empower Real Estate Index Fund Institutional Class(a)	$ 25,241,135
1,998,696	Empower Small Cap Growth Fund Institutional Class(a)	18,268,080
6,927,381	Empower Small Cap Value Fund Institutional Class(a)	45,582,164
4,624,578	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,192,521

TOTAL EQUITY MUTUAL FUNDS — 73.12% (Cost $654,707,513)		$526,129,275
Account Balance
FIXED INTEREST CONTRACT
64,698,534 (b)	Empower of America Contract(a) 1.50%(c)	64,698,534

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $64,698,534)		$ 64,698,534
TOTAL INVESTMENTS — 100.03% (Cost $868,606,542)		$719,773,066
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (242,517)
TOTAL NET ASSETS — 100.00%		$719,530,549

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,132,665	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 40,342,746
5,103,988	Empower International Growth Fund Institutional Class(a)	40,372,543
13,522,729	Empower International Value Fund Institutional Class(a)	101,285,239
6,982,879	Empower Large Cap Growth Fund Institutional Class(a)	54,675,947
20,149,045	Empower Large Cap Value Fund Institutional Class(a)	136,812,012
10,114,857	Empower Mid Cap Value Fund Institutional Class(a)	74,243,051
2,202,172	Empower Real Estate Index Fund Institutional Class(a)	16,934,706
2,168,931	Empower Small Cap Growth Fund Institutional Class(a)	19,824,025
Shares		Fair Value
Equity Mutual Funds — (continued)
7,548,759	Empower Small Cap Value Fund Institutional Class(a)	$ 49,670,835
5,052,236	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,707,148

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $659,875,831)		$563,868,252
TOTAL INVESTMENTS — 100.03% (Cost $659,875,831)		$563,868,252
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (187,881)
TOTAL NET ASSETS — 100.00%		$563,680,371

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$872,778,806	$509,646,649	$1,479,401,892
Dividends receivable	25,410	15,076	44,491
Subscriptions receivable	779,937	408,315	808,691
Receivable for investments sold	25,380	931,157	3,048,320
Total Assets	873,609,533	511,001,197	1,483,303,394
LIABILITIES:
Payable for distribution fees	1,561	4,590	29,749
Payable for investments purchased	327,495	26,979	44,492
Payable for shareholder services fees	250,969	144,860	415,895
Payable to investment adviser	17,875	11,068	59,611
Redemptions payable	503,232	1,327,569	3,857,011
Total Liabilities	1,101,132	1,515,066	4,406,758
NET ASSETS	$872,508,401	$509,486,131	$1,478,896,636
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,146,954	$6,626,646	$23,500,487
Paid-in capital in excess of par	1,009,753,245	586,533,803	1,851,246,173
Undistributed/accumulated deficit	(149,391,798)	(83,674,318)	(395,850,024)
NET ASSETS	$872,508,401	$509,486,131	$1,478,896,636
NET ASSETS BY CLASS
Investor Class	$828,304,823	$461,063,996	$1,239,661,143
Class L	$7,513,397	$21,850,456	$144,374,304
Institutional Class	$36,690,181	$26,571,679	$94,861,189
CAPITAL STOCK:
Authorized
Investor Class	600,000,000	380,000,000	950,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	116,570,984	60,823,943	210,410,413
Class L	870,826	2,497,172	14,477,303
Institutional Class	4,027,727	2,945,343	10,117,151
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.11	$7.58	$5.89
Class L	$8.63	$8.75	$9.97
Institutional Class	$9.11	$9.02	$9.38
(a) Cost of investments, affiliated	$969,688,767	$563,273,162	$1,637,632,836
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$719,773,066	$563,868,252
Dividends receivable	21,844	17,510
Subscriptions receivable	946,354	520,879
Receivable for investments sold	26,973	383,648
Total Assets	720,768,237	564,790,289
LIABILITIES:
Payable for investments purchased	55,920	208,214
Payable for shareholder services fees	199,464	139,423
Payable to investment adviser	43,053	48,458
Redemptions payable	939,251	713,823
Total Liabilities	1,237,688	1,109,918
NET ASSETS	$719,530,549	$563,680,371
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,207,118	$10,519,194
Paid-in capital in excess of par	940,098,693	796,382,294
Undistributed/accumulated deficit	(231,775,262)	(243,221,117)
NET ASSETS	$719,530,549	$563,680,371
NET ASSETS BY CLASS
Investor Class	$664,043,920	$463,528,109
Institutional Class	$55,486,629	$100,152,262
CAPITAL STOCK:
Authorized
Investor Class	470,000,000	430,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	105,702,112	94,253,483
Institutional Class	6,369,069	10,938,457
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.28	$4.92
Institutional Class	$8.71	$9.16
(a) Cost of investments, affiliated	$868,606,542	$659,875,831
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,922,003	$1,655,876	$3,485,200
Dividends, affiliated	17,382,262	9,438,612	27,051,272
Total Income	20,304,265	11,094,488	30,536,472
EXPENSES:
Management fees	953,597	554,141	1,603,654
Shareholder services fees – Investor Class	3,177,801	1,766,022	4,720,627
Shareholder services fees – Class L	30,429	82,558	545,700
Distribution fees – Class L	21,671	58,791	388,570
Total Expenses	4,183,498	2,461,512	7,258,551
Less management fees waived	755,754	428,160	902,371
Net Expenses	3,427,744	2,033,352	6,356,180
NET INVESTMENT INCOME	16,876,521	9,061,136	24,180,292
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	4,190,004	(611,310)	(15,379,202)
Realized gain distributions received, affiliated	16,461,684	14,283,934	54,400,105
Net Realized Gain	20,651,688	13,672,624	39,020,903
Net change in unrealized depreciation on investments, affiliated	(143,618,927)	(90,059,658)	(283,151,606)
Net Change in Unrealized Depreciation	(143,618,927)	(90,059,658)	(283,151,606)
Net Realized and Unrealized Loss	(122,967,239)	(76,387,034)	(244,130,703)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(106,090,718)	$(67,325,898)	$(219,950,411)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$937,976	$-
Dividends, affiliated	13,203,404	10,081,045
Total Income	14,141,380	10,081,045
EXPENSES:
Management fees	767,248	606,531
Shareholder services fees – Investor Class	2,503,476	1,767,534
Total Expenses	3,270,724	2,374,065
Less management fees waived	242,721	-
Net Expenses	3,028,003	2,374,065
NET INVESTMENT INCOME	11,113,377	7,706,980
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(2,254,333)	(1,215,457)
Realized gain distributions received, affiliated	31,878,274	33,977,550
Net Realized Gain	29,623,941	32,762,093
Net change in unrealized depreciation on investments, affiliated	(155,081,941)	(148,529,643)
Net Change in Unrealized Depreciation	(155,081,941)	(148,529,643)
Net Realized and Unrealized Loss	(125,458,000)	(115,767,550)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(114,344,623)	$(108,060,570)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Conservative Profile Fund	2022	2021
OPERATIONS:
Net investment income	$16,876,521	$25,748,090
Net realized gain	20,651,688	48,972,754
Net change in unrealized depreciation	(143,618,927)	(13,349,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,090,718)	61,370,978
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(51,483,492)	(51,289,235)
Class L	(365,021)	(379,352)
Institutional Class	(1,912,797)	(1,783,653)
From Net Investment Income and Net Realized Gains	(53,761,310)	(53,452,240)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	282,975,400	394,940,522
Class L	1,453,419	2,904,972
Institutional Class	11,633,444	20,232,702
Shares issued in reinvestment of distributions
Investor Class	51,483,492	51,289,235
Class L	365,021	379,352
Institutional Class	1,912,797	1,783,653
Shares redeemed
Investor Class	(384,346,512)	(317,983,935)
Class L	(2,516,571)	(3,993,174)
Institutional Class	(10,543,309)	(16,672,500)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(47,582,819)	132,880,827
Total Increase (Decrease) in Net Assets	(207,434,847)	140,799,565
NET ASSETS:
Beginning of year	1,079,943,248	939,143,683
End of year	$872,508,401	$1,079,943,248
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	36,950,487	46,052,392
Class L	152,540	288,141
Institutional Class	1,177,670	1,896,699
Shares issued in reinvestment of distributions
Investor Class	7,085,926	6,068,631
Class L	41,554	37,441
Institutional Class	206,080	166,669
Shares redeemed
Investor Class	(50,377,934)	(37,121,213)
Class L	(273,105)	(393,365)
Institutional Class	(1,065,167)	(1,538,902)
Net Increase (Decrease)	(6,101,949)	15,456,493
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Moderately Conservative Profile Fund	2022	2021
OPERATIONS:
Net investment income	$9,061,136	$18,882,652
Net realized gain	13,672,624	36,609,999
Net change in unrealized depreciation	(90,059,658)	(3,809,632)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,325,898)	51,683,019
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(34,163,612)	(37,113,835)
Class L	(1,335,049)	(1,431,711)
Institutional Class	(1,692,027)	(1,636,259)
From Net Investment Income and Net Realized Gains	(37,190,688)	(40,181,805)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	192,242,037	226,431,356
Class L	235,225	918,969
Institutional Class	6,517,698	11,668,723
Shares issued in reinvestment of distributions
Investor Class	34,163,612	37,113,835
Class L	1,335,049	1,431,711
Institutional Class	1,692,027	1,636,259
Shares redeemed
Investor Class	(243,884,286)	(220,799,040)
Class L	(1,911,571)	(3,012,229)
Institutional Class	(4,566,055)	(7,825,923)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(14,176,264)	47,563,661
Total Increase (Decrease) in Net Assets	(118,692,850)	59,064,875
NET ASSETS:
Beginning of year	628,178,981	569,114,106
End of year	$509,486,131	$628,178,981
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	23,408,660	24,101,696
Class L	23,648	87,360
Institutional Class	669,829	1,058,010
Shares issued in reinvestment of distributions
Investor Class	4,411,242	4,019,216
Class L	149,856	135,852
Institutional Class	183,870	150,470
Shares redeemed
Investor Class	(29,836,900)	(23,531,618)
Class L	(207,024)	(283,941)
Institutional Class	(461,867)	(709,793)
Net Increase (Decrease)	(1,658,686)	5,027,252
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Moderate Profile Fund	2022	2021
OPERATIONS:
Net investment income	$24,180,292	$68,273,776
Net realized gain	39,020,903	129,529,978
Net change in unrealized appreciation (depreciation)	(283,151,606)	706,744
Net Increase (Decrease) in Net Assets Resulting from Operations	(219,950,411)	198,510,498
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(114,093,871)	(117,789,576)
Class L	(8,731,572)	(8,041,329)
Institutional Class	(6,109,677)	(6,301,412)
From Net Investment Income and Net Realized Gains	(128,935,120)	(132,132,317)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	353,359,096	531,617,199
Class L	2,700,860	1,958,537
Institutional Class	20,142,940	35,805,836
Shares issued in reinvestment of distributions
Investor Class	114,093,871	117,789,576
Class L	8,731,572	8,041,329
Institutional Class	6,109,677	6,301,412
Shares redeemed
Investor Class	(509,122,615)	(514,685,009)
Class L	(16,074,793)	(15,296,454)
Institutional Class	(19,081,457)	(52,036,535)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(39,140,849)	119,495,891
Total Increase (Decrease) in Net Assets	(388,026,380)	185,874,072
NET ASSETS:
Beginning of year	1,866,923,016	1,681,048,944
End of year	$1,478,896,636	$1,866,923,016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	54,363,543	70,038,942
Class L	261,260	162,432
Institutional Class	1,947,423	3,197,850
Shares issued in reinvestment of distributions
Investor Class	18,949,985	15,891,292
Class L	864,200	662,899
Institutional Class	642,268	551,874
Shares redeemed
Investor Class	(78,419,260)	(68,150,438)
Class L	(1,525,878)	(1,267,724)
Institutional Class	(1,906,646)	(4,524,150)
Net Increase (Decrease)	(4,823,105)	16,562,977
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Moderately Aggressive Profile Fund	2022	2021
OPERATIONS:
Net investment income	$11,113,377	$37,611,569
Net realized gain	29,623,941	74,750,126
Net change in unrealized depreciation	(155,081,941)	(8,362,996)
Net Increase (Decrease) in Net Assets Resulting from Operations	(114,344,623)	103,998,699
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(63,147,478)	(76,783,291)
Class L(a)	-	(141)
Institutional Class	(3,792,766)	(4,154,032)
From Net Investment Income and Net Realized Gains	(66,940,244)	(80,937,464)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	192,761,861	384,185,793
Class L(a)	-	4,593
Institutional Class	17,899,485	9,727,043
Shares issued in reinvestment of distributions
Investor Class	63,147,478	76,783,291
Class L(a)	-	141
Institutional Class	3,792,766	4,154,032
Shares redeemed
Investor Class	(271,069,710)	(295,392,608)
Class L(a)	-	(16,712)
Institutional Class	(10,625,619)	(22,910,988)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,093,739)	156,534,585
Total Increase (Decrease) in Net Assets	(185,378,606)	179,595,820
NET ASSETS:
Beginning of year	904,909,155	725,313,335
End of year	$719,530,549	$904,909,155
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	27,810,869	46,080,175
Class L(a)	-	448
Institutional Class	1,926,454	892,262
Shares issued in reinvestment of distributions
Investor Class	9,843,394	9,528,023
Class L(a)	-	13
Institutional Class	428,340	382,079
Shares redeemed
Investor Class	(38,877,383)	(35,743,950)
Class L(a)	-	(1,678)
Institutional Class	(1,125,609)	(2,083,741)
Net Increase	6,065	19,053,631
(a)	Class L ceased operations on October 8, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Aggressive Profile Fund	2022	2021
OPERATIONS:
Net investment income	$7,706,980	$38,215,970
Net realized gain	32,762,093	78,705,670
Net change in unrealized appreciation (depreciation)	(148,529,643)	8,785,529
Net Increase (Decrease) in Net Assets Resulting from Operations	(108,060,570)	125,707,169
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(62,980,718)	(76,595,764)
Class L(a)	-	(164)
Institutional Class	(8,047,330)	(9,149,117)
From Net Investment Income and Net Realized Gains	(71,028,048)	(85,745,045)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	112,933,549	194,715,843
Class L(a)	-	4,617
Institutional Class	27,509,176	34,479,549
Shares issued in reinvestment of distributions
Investor Class	62,980,718	76,595,764
Class L(a)	-	164
Institutional Class	8,047,330	9,149,117
Shares redeemed
Investor Class	(169,734,958)	(235,396,345)
Class L(a)	-	(13,424)
Institutional Class	(21,329,128)	(52,734,787)
Net Increase in Net Assets Resulting from Capital Share Transactions	20,406,687	26,800,498
Total Increase (Decrease) in Net Assets	(158,681,931)	66,762,622
NET ASSETS:
Beginning of year	722,362,302	655,599,680
End of year	$563,680,371	$722,362,302
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	19,812,478	27,384,044
Class L(a)	-	302
Institutional Class	2,690,587	2,981,538
Shares issued in reinvestment of distributions
Investor Class	12,406,817	11,324,850
Class L(a)	-	10
Institutional Class	864,005	775,128
Shares redeemed
Investor Class	(29,844,545)	(33,225,752)
Class L(a)	-	(880)
Institutional Class	(2,105,893)	(4,375,086)
Net Increase	3,823,449	4,864,154
(a)	Class L ceased operations on October 8, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$ 8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$ 7.11	(9.93%)
12/31/2021	$ 8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$ 8.39	6.35%
12/31/2020	$ 7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$ 8.30	8.21%
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
Class L
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$ 8.63	(10.15%)
12/31/2021	$ 9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$ 9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$ 9.85	7.93%
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
Institutional Class
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$ 9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$ 9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2022	$ 828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$ 895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$ 213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$ 219,486	0.45%	0.37%	2.60%	25%
Class L
12/31/2022	$ 7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$ 9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$ 10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$ 605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$ 457,740	0.70%	0.62%	2.53%	25%
Institutional Class
12/31/2022	$ 36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$ 39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$ 33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$ 9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$ 7.58	(10.82%)
12/31/2021	$ 8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$ 9.14	9.13%
12/31/2020	$ 8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$ 8.95	9.57%
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
Class L
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$ 8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$ 9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
Institutional Class
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$ 9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$ 9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
Class L
12/31/2022	$ 21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$ 26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$ 26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
Institutional Class
12/31/2022	$ 26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$ 27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$ 21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$ 7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$ 5.89	(12.02%)
12/31/2021	$ 7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$ 7.34	11.98%
12/31/2020	$ 6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$ 7.07	11.25%
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
Class L
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$ 9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
Institutional Class
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$ 9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$ 9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
Class L
12/31/2022	$ 144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$ 179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$ 173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
Institutional Class
12/31/2022	$ 94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$ 106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$ 109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$ 7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$ 6.28	(13.09%)
12/31/2021	$ 7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$ 7.95	14.25%
12/31/2020	$ 7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$ 7.64	11.75%
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
Institutional Class
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$ 8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$ 9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
Institutional Class
12/31/2022	$ 55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$ 55,232	0.10%	0.07%	4.36%	23%
12/31/2020	$ 60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$ 6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$ 4.92	(15.17%)
12/31/2021	$ 6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$ 6.66	19.49%
12/31/2020	$ 5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$ 6.35	11.99%
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
Institutional Class
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$ 9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$ 9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
Institutional Class
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund, Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments for the Empower Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Empower Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments for the Empower Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Empower Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments for the Empower Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund Class L shares and Empower Aggressive Profile Fund Class L shares each ceased operations on October 8, 2021. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.

Annual Report - December 31, 2022

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2022

The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
Empower Conservative Profile Fund
	2022	2021
Ordinary income	$16,871,993	$25,587,684
Long-term capital gain	36,889,317	27,864,556
	$53,761,310	$53,452,240
Empower Moderately Conservative Profile Fund
	2022	2021
Ordinary income	$9,323,391	$18,489,432
Long-term capital gain	27,867,297	21,692,373
	$37,190,688	$40,181,805
Empower Moderate Profile Fund
	2022	2021
Ordinary income	$34,169,705	$59,553,563
Long-term capital gain	94,765,415	72,578,754
	$128,935,120	$132,132,317
Empower Moderately Aggressive Profile Fund
	2022	2021
Ordinary income	$11,475,424	$40,956,298
Long-term capital gain	55,464,820	39,981,166
	$66,940,244	$80,937,464
Empower Aggressive Profile Fund
	2022	2021
Ordinary income	$9,131,846	$37,623,345
Long-term capital gain	61,896,202	48,121,700
	$71,028,048	$85,745,045
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Empower Conservative Profile Fund
Undistributed net investment income	$4,211,710
Undistributed long-term capital gains	6,669,178
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(160,272,686)
Tax composition of capital	$(149,391,798)

Annual Report - December 31, 2022

Empower Moderately Conservative Profile Fund
Undistributed net investment income	$3,572,078
Undistributed long-term capital gains	6,428,852
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(93,675,248)
Tax composition of capital	$(83,674,318)
Empower Moderate Profile Fund
Undistributed net investment income	$15,033,885
Undistributed long-term capital gains	17,729,884
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(428,613,793)
Tax composition of capital	$(395,850,024)
Empower Moderately Aggressive Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	22,355,052
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(254,130,314)
Tax composition of capital	$(231,775,262)
Empower Aggressive Profile Fund
Undistributed net investment income	$5,974,073
Undistributed long-term capital gains	11,368,665
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(260,563,855)
Tax composition of capital	$(243,221,117)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Conservative Profile Fund	$1,033,051,492	$5,418,314	$(165,691,000)	$(160,272,686)
Empower Moderately Conservative Profile Fund	603,321,897	4,569,301	(98,244,549)	(93,675,248)
Empower Moderate Profile Fund	1,908,015,685	—	(428,613,793)	(428,613,793)
Empower Moderately Aggressive Profile Fund	973,903,380	2,302,746	(256,433,060)	(254,130,314)
Empower Aggressive Profile Fund	824,432,107	—	(260,563,855)	(260,563,855)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2022

Empower Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Empower Moderately Aggressive Profile Fund and of the Empower Aggressive Profile Fund ceased operations on October 8, 2021.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Empower Moderately Aggressive Profile Fund and of the Empower Aggressive Profile Fund ceased operations on October 8, 2021.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the year ended December 31, 2022.
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2022, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 47.30%
Empower Core Bond Fund Institutional Class	6,787,529	$ 70,102,381	$ 6,909,021	$ 9,608,302	$ (947,808)	$ (10,523,611)	$ 1,342,179	$ -	$ 56,879,489
Empower Global Bond Fund Institutional Class	10,271,830	93,514,632	7,855,505	13,316,371	(2,613,190)	(12,042,228)	661,085	357,994	76,011,538
Empower High Yield Bond Fund Institutional Class	3,777,842	42,201,163	2,660,906	5,240,732	(212,372)	(5,658,536)	1,002,659	-	33,962,801
Empower Inflation-Protected Securities Fund Institutional Class	4,303,193	47,021,585	5,860,502	7,758,469	(16,413)	(7,040,357)	2,203,998	1,058,544	38,083,261
Empower Multi-Sector Bond Fund Institutional Class	9,320,101	92,132,101	7,855,022	13,035,802	(1,454,435)	(12,297,309)	3,441,699	143,873	74,654,012
Empower Short Duration Bond Fund Institutional Class	8,215,146	93,542,090	6,225,969	18,873,954	(814,005)	(4,575,398)	1,684,147	-	76,318,707

Annual Report - December 31, 2022

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,924,336	$ 70,032,613	$ 6,495,001	$11,054,469	$ (1,029,165)	$ (8,693,591)	$ 1,666,815	$ -	$ 56,779,554
					(7,087,388)	(60,831,030)	12,002,582	1,560,411	412,689,362
EQUITY MUTUAL FUNDS 30.14%
Empower Emerging Markets Equity Fund Institutional Class	2,050,884	20,206,468	4,689,322	4,051,654	58,760	(4,724,188)	233,976	36,493	16,119,948
Empower International Growth Fund Institutional Class	2,045,546	20,359,305	7,802,168	5,054,815	213,293	(6,926,386)	-	292,249	16,180,272
Empower International Value Fund Institutional Class	5,415,104	50,506,561	10,807,056	10,984,397	696,208	(9,770,092)	740,391	969,893	40,559,128
Empower Large Cap Growth Fund Institutional Class	2,795,746	27,430,431	9,343,381	7,056,514	(69,043)	(7,826,604)	90,255	1,605,968	21,890,694
Empower Large Cap Value Fund Institutional Class	8,075,806	68,708,869	16,798,369	18,615,513	3,095,529	(12,057,003)	1,950,178	5,384,360	54,834,722
Empower Mid Cap Value Fund Institutional Class	4,051,281	37,721,088	8,870,102	10,026,405	1,757,821	(6,828,384)	574,648	850,141	29,736,401
Empower Real Estate Index Fund Institutional Class	5,700,525	55,470,725	21,072,597	11,699,667	4,273,384	(21,006,615)	1,516,719	1,566,412	43,837,040
Empower Small Cap Growth Fund Institutional Class	876,869	10,081,970	3,462,656	2,029,089	703,432	(3,500,955)	43,445	257,472	8,014,582
Empower Small Cap Value Fund Institutional Class	3,026,268	25,063,081	8,100,983	7,527,729	946,368	(5,723,491)	226,940	2,458,553	19,912,844
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,027,865	14,995,135	5,637,464	4,284,576	(398,360)	(4,424,179)	3,128	1,479,732	11,923,844
					11,277,392	(82,787,897)	5,379,680	14,901,273	263,009,475
FIXED INTEREST CONTRACT 22.59%
Empower of America Contract	197,079,969	241,181,665	12,155,905	59,179,604	-	-	2,922,003	-	197,079,969
					0	0	2,922,003	0	197,079,969
				Total	$ 4,190,004	$(143,618,927)	$20,304,265	$16,461,684	$872,778,806
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 32.92%
Empower Core Bond Fund Institutional Class	3,119,641	$ 32,005,734	$ 4,191,063	$ 5,259,196	$ (456,103)	$ (4,795,010)	$ 614,084	$ -	$ 26,142,591
Empower Global Bond Fund Institutional Class	4,730,688	42,708,267	4,690,213	6,853,295	(1,161,231)	(5,538,095)	298,931	164,712	35,007,090
Empower High Yield Bond Fund Institutional Class	1,732,266	19,217,840	1,751,066	2,840,531	(132,725)	(2,555,304)	456,936	-	15,573,071
Empower Inflation-Protected Securities Fund Institutional Class	1,980,479	21,477,480	3,684,549	4,369,829	37,088	(3,264,959)	1,001,785	486,627	17,527,241

Annual Report - December 31, 2022

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower Multi-Sector Bond Fund Institutional Class	4,280,748	$ 42,007,621	$ 5,085,051	$ 7,504,047	$ (976,510)	$ (5,299,831)	$ 1,565,643	$ 65,899	$ 34,288,794
Empower Short Duration Bond Fund Institutional Class	1,404,928	15,903,997	1,760,443	3,907,188	(212,345)	(705,472)	287,611	-	13,051,780
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,186,668	31,974,834	4,301,383	6,074,222	(382,387)	(4,071,319)	765,011	-	26,130,676
					(3,284,213)	(26,229,990)	4,990,001	717,238	167,721,243
EQUITY MUTUAL FUNDS 45.08%
Empower Emerging Markets Equity Fund Institutional Class	1,939,968	18,928,170	4,014,067	3,161,178	102,614	(4,532,911)	222,012	34,531	15,248,148
Empower International Growth Fund Institutional Class	1,933,500	19,073,455	6,455,010	3,548,259	282,649	(6,686,221)	-	287,305	15,293,985
Empower International Value Fund Institutional Class	5,108,741	47,395,069	8,792,571	8,410,936	827,443	(9,512,234)	701,660	921,901	38,264,470
Empower Large Cap Growth Fund Institutional Class	2,640,935	25,655,444	7,712,671	5,926,442	(772,454)	(6,763,149)	87,120	1,542,899	20,678,524
Empower Large Cap Value Fund Institutional Class	7,616,867	64,338,865	13,543,511	15,594,932	1,949,820	(10,568,920)	1,836,878	5,119,099	51,718,524
Empower Mid Cap Value Fund Institutional Class	3,820,980	35,365,296	7,084,392	9,819,187	(282,265)	(4,584,504)	550,477	810,736	28,045,997
Empower Real Estate Index Fund Institutional Class	2,986,863	28,838,438	10,223,372	6,411,212	883,403	(9,681,617)	791,541	824,982	22,968,981
Empower Small Cap Growth Fund Institutional Class	822,407	9,378,278	2,761,719	1,940,256	45,400	(2,682,945)	42,295	250,139	7,516,796
Empower Small Cap Value Fund Institutional Class	2,845,838	23,436,436	6,766,997	6,858,706	10,770	(4,619,116)	213,576	2,357,439	18,725,611
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,910,130	14,011,228	4,656,935	3,238,545	(374,477)	(4,198,051)	3,052	1,417,665	11,231,567
					2,672,903	(63,829,668)	4,448,611	13,566,696	229,692,603
FIXED INTEREST CONTRACT 22.03%
Empower of America Contract	112,232,803	136,657,684	12,742,191	38,822,948	-	-	1,655,876	-	112,232,803
					0	0	1,655,876	0	112,232,803
				Total	$ (611,310)	$(90,059,658)	$11,094,488	$14,283,934	$509,646,649
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 23.92%
Empower Core Bond Fund Institutional Class	6,581,391	$ 68,881,630	$ 7,256,749	$10,844,247	$ (979,886)	$ (10,142,080)	$ 1,282,071	$ -	$ 55,152,052
Empower Global Bond Fund Institutional Class	9,968,345	91,891,921	7,611,690	14,024,266	(2,439,495)	(11,713,593)	621,005	342,544	73,765,752
Empower High Yield Bond Fund Institutional Class	3,653,570	41,415,600	2,425,439	5,519,068	(276,888)	(5,476,377)	957,134	-	32,845,594

Annual Report - December 31, 2022

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower Inflation-Protected Securities Fund Institutional Class	4,174,985	$ 46,252,237	$ 5,562,355	$ 8,016,897	$ 22,695	$ (6,849,078)	$ 2,099,927	$ 1,023,907	$ 36,948,617
Empower Multi-Sector Bond Fund Institutional Class	9,040,646	90,527,132	8,808,464	15,338,946	(1,752,820)	(11,581,075)	3,288,461	137,754	72,415,575
Empower Short Duration Bond Fund Institutional Class	2,961,834	34,224,513	2,624,945	7,787,388	(405,375)	(1,546,630)	601,982	-	27,515,440
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,725,168	68,811,803	7,124,881	12,235,497	(862,512)	(8,554,808)	1,601,240	-	55,146,379
					(6,694,281)	(55,863,641)	10,451,820	1,504,205	353,789,409
EQUITY MUTUAL FUNDS 60.09%
Empower Emerging Markets Equity Fund Institutional Class	7,807,663	77,843,133	12,360,761	11,502,447	(486,923)	(17,333,219)	891,001	136,277	61,368,228
Empower International Growth Fund Institutional Class	7,765,013	78,216,826	19,247,345	12,550,729	(2,189,979)	(23,492,187)	-	1,108,880	61,421,255
Empower International Value Fund Institutional Class	20,489,217	194,470,698	18,443,974	33,902,483	(9,541,527)	(25,547,954)	2,803,754	3,670,414	153,464,235
Empower Large Cap Growth Fund Institutional Class	10,587,215	105,377,397	20,337,348	11,629,574	540,335	(31,187,274)	344,771	6,138,291	82,897,897
Empower Large Cap Value Fund Institutional Class	30,565,861	263,671,614	34,163,444	50,718,975	4,248,239	(39,573,887)	7,315,153	20,457,609	207,542,196
Empower Mid Cap Value Fund Institutional Class	15,329,289	144,141,901	15,316,031	27,900,962	(1,072,450)	(19,039,989)	2,189,420	3,235,573	112,516,981
Empower Real Estate Index Fund Institutional Class	7,704,321	75,729,917	18,310,514	10,657,925	1,293,695	(24,136,280)	2,027,611	2,121,052	59,246,226
Empower Small Cap Growth Fund Institutional Class	3,294,726	38,401,061	7,574,101	5,329,001	(270,826)	(10,532,362)	167,104	989,169	30,113,799
Empower Small Cap Value Fund Institutional Class	11,410,966	95,783,706	16,613,957	18,465,048	(155,389)	(18,848,458)	848,625	9,409,533	75,084,157
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,658,447	57,335,315	12,579,185	7,286,479	(1,050,096)	(17,596,355)	12,013	5,629,102	45,031,666
					(8,684,921)	(227,287,965)	16,599,452	52,895,900	888,686,640
FIXED INTEREST CONTRACT 16.02%
Empower of America Contract	236,925,843	294,574,102	16,271,800	77,405,259	-	-	3,485,200	-	236,925,843
					0	0	3,485,200	0	236,925,843
				Total	$(15,379,202)	$(283,151,606)	$30,536,472	$54,400,105	$1,479,401,892
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 17.92%
Empower Core Bond Fund Institutional Class	2,154,642	$ 22,572,949	$ 3,613,708	$ 4,896,746	$ (349,753)	$ (3,234,014)	$ 412,991	$ -	$ 18,055,897

Annual Report - December 31, 2022

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower Global Bond Fund Institutional Class	3,268,484	$ 30,029,853	$ 3,976,756	$ 6,135,337	$ (858,291)	$ (3,684,489)	$ 198,266	$ 110,683	$ 24,186,783
Empower High Yield Bond Fund Institutional Class	1,198,299	13,483,140	1,362,521	2,185,513	24,772	(1,887,437)	310,876	-	10,772,711
Empower Inflation-Protected Securities Fund Institutional Class	1,368,326	15,131,405	2,788,166	3,481,737	124,650	(2,328,149)	677,212	334,842	12,109,685
Empower Multi-Sector Bond Fund Institutional Class	2,963,649	29,697,133	4,442,732	6,646,605	(543,937)	(3,754,427)	1,065,432	44,647	23,738,833
Empower Short Duration Bond Fund Institutional Class	2,373,177	27,382,118	3,743,307	7,912,035	(364,226)	(1,166,580)	476,049	-	22,046,810
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,199,334	22,538,827	3,677,618	5,542,144	(396,019)	(2,639,763)	518,620	-	18,034,538
					(2,362,804)	(18,694,859)	3,659,446	490,172	128,945,257
EQUITY MUTUAL FUNDS 73.12%
Empower Emerging Markets Equity Fund Institutional Class	4,685,078	46,368,276	9,028,051	8,336,146	(161,455)	(10,235,465)	534,458	81,714	36,824,716
Empower International Growth Fund Institutional Class	4,678,142	46,879,970	11,511,789	6,928,207	(866,549)	(14,459,450)	-	660,473	37,004,102
Empower International Value Fund Institutional Class	12,358,317	116,011,311	13,599,691	17,820,179	(1,497,328)	(19,227,029)	1,689,649	2,208,503	92,563,794
Empower Large Cap Growth Fund Institutional Class	6,391,200	63,154,925	12,063,916	6,945,168	(136,724)	(18,230,579)	204,217	3,682,295	50,043,094
Empower Large Cap Value Fund Institutional Class	18,475,045	157,719,836	22,530,422	31,278,103	2,500,395	(23,526,598)	4,356,642	12,297,139	125,445,557
Empower Mid Cap Value Fund Institutional Class	9,259,416	86,899,918	10,030,257	17,774,333	(748,850)	(11,191,730)	1,296,880	1,944,849	67,964,112
Empower Real Estate Index Fund Institutional Class	3,282,332	31,968,145	8,409,336	5,094,997	453,169	(10,041,349)	850,726	901,618	25,241,135
Empower Small Cap Growth Fund Institutional Class	1,998,696	23,164,551	4,434,129	2,843,654	1,131	(6,486,946)	99,529	589,643	18,268,080
Empower Small Cap Value Fund Institutional Class	6,927,381	57,736,671	11,010,317	11,055,729	825,773	(12,109,095)	504,718	5,648,481	45,582,164
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,624,578	34,342,169	7,888,393	4,159,200	(261,091)	(10,878,841)	7,138	3,373,387	27,192,521
					108,471	(136,387,082)	9,543,957	31,388,102	526,129,275
FIXED INTEREST CONTRACT 8.99%
Empower of America Contract	64,698,534	80,126,465	9,233,991	25,599,899	-	-	937,977	-	64,698,534
					0	0	937,977	0	64,698,534
				Total	$(2,254,333)	$(155,081,941)	$14,141,380	$31,878,274	$719,773,066

Annual Report - December 31, 2022

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	5,132,665	$ 51,771,525	$ 9,459,380	$ 9,005,559	$ 88,835	$ (11,882,600)	$ 585,408	$ 89,778	$ 40,342,746
Empower International Growth Fund Institutional Class	5,103,988	51,963,457	11,701,031	7,140,363	(1,158,811)	(16,151,582)	-	731,946	40,372,543
Empower International Value Fund Institutional Class	13,522,729	129,639,987	13,114,245	17,863,548	(12,151)	(23,605,445)	1,849,559	2,421,478	101,285,239
Empower Large Cap Growth Fund Institutional Class	6,982,879	69,830,541	14,133,008	9,087,999	(314,284)	(20,199,603)	223,495	4,022,561	54,675,947
Empower Large Cap Value Fund Institutional Class	20,149,045	175,146,795	24,451,905	34,093,326	4,864,480	(28,693,362)	4,763,223	13,450,146	136,812,012
Empower Mid Cap Value Fund Institutional Class	10,114,857	95,396,129	9,674,034	21,058,233	(3,821,513)	(9,768,879)	1,420,475	2,127,549	74,243,051
Empower Real Estate Index Fund Institutional Class	2,202,172	21,763,507	5,494,710	2,383,082	1,355,386	(7,940,429)	570,046	605,726	16,934,706
Empower Small Cap Growth Fund Institutional Class	2,168,931	25,430,091	5,295,238	4,092,614	(438,489)	(6,808,690)	108,673	643,570	19,824,025
Empower Small Cap Value Fund Institutional Class	7,548,759	63,594,642	12,177,789	15,114,248	(1,829,472)	(10,987,348)	552,305	6,186,546	49,670,835
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,052,236	38,062,265	8,340,256	4,203,668	50,562	(12,491,705)	7,861	3,698,250	29,707,148
					(1,215,457)	(148,529,643)	10,081,045	33,977,550	563,868,252
				Total	$(1,215,457)	$(148,529,643)	$10,081,045	$33,977,550	$563,868,252
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$152,601,929	$223,588,066
Empower Moderately Conservative Profile Fund	110,217,204	139,929,599
Empower Moderate Profile Fund	232,632,982	325,735,988
Empower Moderately Aggressive Profile Fund	143,345,100	172,381,398
Empower Aggressive Profile Fund	113,841,595	122,827,182
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Empower Conservative Profile Fund,  Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund, Empower Moderately Aggressive Profile Fund, and Empower Aggressive Profile Fund (collectively, the “Funds”), five of the funds of Empower Funds, Inc., as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Conservative Profile Fund	$183,916	$3,465,229
Empower Moderately Conservative Profile Fund	169,067	2,618,479
Empower Moderate Profile Fund	670,554	9,326,038
Empower Moderately Aggressive Profile Fund	404,186	6,215,476
Empower Aggressive Profile Fund	435,823	5,281,217
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Conservative Profile Fund	14%
Empower Moderately Conservative Profile Fund	17%
Empower Moderate Profile Fund	20%
Empower Moderately Aggressive Profile Fund	94%
Empower Aggressive Profile Fund	27%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023